Summary of Condensed Cash Flow (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (1,296,107)	$ (4,013,893)	$ (2,660,100)
Net cash used in investing activities			4,788
Net cash provided by financing activities	351,181	600,000
Net decrease in cash	(974,764)	(1,060,155)	(3,165,795)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(606,950)	(624,183)	(966,510)
Net cash used in investing activities
Net cash provided by financing activities	400,000	600,000
Net decrease in cash	$ (206,950)	$ (24,183)	$ (966,510)